Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

Fiscal Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (1) (2) (3) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1) (2) (3) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in Millions) (h)	Credit Facility Adjusted EBITDA ($ in Millions) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)

2023	$2,740,177	$500,745	$1,095,938	$426,174	$32.47	$89.98	$(200.6)	$166.7

2022	$2,431,858	$996,670	$888,869	$350,170	$84.03	$88.70	$56.7	$251.3

(1)
Wade Miquelon
was our principal executive officer (“PEO”) for the full year for each of the Covered Years.
For fiscal year 2022, our
non-PEO
PVP NEOs (“Other NEOs”) were Matt Susz, Janet Duliga, Chris DiTullio and Rob Will. For fiscal year 2023, our non-PEO
NEOs were Matt Susz, Scott Sekella, Janet Duliga, Chris DiTullio, Rob Will and Tom Dryer.

(2)
For each Covered Year, in determining both the CAP for our PEO and the average CAP for our Other NEOs for purp
oses of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2023 ($)	2022 ($)

For Wade Miquelon:

- Summary Compensation Table “Stock Awards” column value	(626,247)	(464,052)

- Summary Compensation Table “Option Awards” column value	(1,275,651)	(932,765)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	559,382	1,068,671

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	(1,225,097)	(983,292)

+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	324,286	(123,750)

- Prior year-end fair value of equity awards granted prior to Covered Year that were forfeited in Covered Year	—	—

+ Vest date fair value of equity awards granted in Covered Year that vested in Covered Year	—	—

+ Includable dividend equivalents paid on equity awards during Covered Year	3,895	—

Total Added (deducted):	(2,239,432)	(1,435,188)

For Other NEOs (Average):

- Summary Compensation Table “Stock Awards” column value	(193,875)	(116,553)

- Summary Compensation Table “Option Awards” column value	(340,494)	(234,291)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	136,281	268,421

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	(216,825)	(435,121)

+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	75,865	(21,155)

- Prior year-end fair value of equity awards granted prior to Covered Year that were forfeited in Covered Year	(131,545)	—

+ Vest date fair value of equity awards granted in Covered Year that vested in Covered Year	—	—

+ Includable dividend equivalents paid on equity awards during Covered Year	829	—

Total Added (deducted):	(669,764)	(538,699)

(3)
For each Covered Year, our TSR was calculated based on the percentage change in our cumulative TSR on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period beginning with our closing share price on the Nasdaq on March 12, 2021 through and including the last day of the Covered Year (each one-year
and
two-year
period, a “Measurement Period”), assuming

dividend reinvestment, plus (ii) the difference between our closing share price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered
Year-end
values of such investment as of the end of fiscal year 2023 and 2022, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
For purposes of this PVP disclosure, our peer group is the Dow Jones U.S. Specialty Retailers index (the “PVP Peer Group”). For each Covered Year, the PVP Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 as of March 12, 2021 in the index through each Measurement Period, assuming dividend reinvestment.

(5)	These net income results were calculated in accordance with U.S. GAAP.

(6)
For purposes of this PVP Table, our Credit Facility Adjusted EBITDA was calculated substantially as described above in our Compensation Discussion and Analysis. See “Compensation Discussion and Analysis—Fiscal 2023 Named Executive Officer Compensation—Fiscal 2023 Short-Term Incentive Plan” for more information on the calculation of Credit Facility Adjusted EBITDA and these PVP Table results.

Company Selected Measure Name	Credit Facility Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	For fiscal year 2022, our
non-PEO
PVP NEOs (“Other NEOs”) were Matt Susz, Janet Duliga, Chris DiTullio and Rob Will. For fiscal year 2023, our non-PEO
	NEOs were Matt Susz, Scott Sekella, Janet Duliga, Chris DiTullio, Rob Will and Tom Dryer.
Peer Group Issuers, Footnote [Text Block]	For purposes of this PVP disclosure, our peer group is the Dow Jones U.S. Specialty Retailers index (the “PVP Peer Group”). For each Covered Year, the PVP Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 as of March 12, 2021 in the index through each Measurement Period, assuming dividend reinvestment.
PEO Total Compensation Amount	$ 2,740,177	$ 2,431,858
PEO Actually Paid Compensation Amount	$ 500,745	996,670
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For each Covered Year, in determining both the CAP for our PEO and the average CAP for our Other NEOs for purp
oses of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2023 ($)	2022 ($)

For Wade Miquelon:

- Summary Compensation Table “Stock Awards” column value	(626,247)	(464,052)

- Summary Compensation Table “Option Awards” column value	(1,275,651)	(932,765)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	559,382	1,068,671

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	(1,225,097)	(983,292)

+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	324,286	(123,750)

- Prior year-end fair value of equity awards granted prior to Covered Year that were forfeited in Covered Year	—	—

+ Vest date fair value of equity awards granted in Covered Year that vested in Covered Year	—	—

+ Includable dividend equivalents paid on equity awards during Covered Year	3,895	—

Total Added (deducted):	(2,239,432)	(1,435,188)

For Other NEOs (Average):

- Summary Compensation Table “Stock Awards” column value	(193,875)	(116,553)

- Summary Compensation Table “Option Awards” column value	(340,494)	(234,291)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	136,281	268,421

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	(216,825)	(435,121)

+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	75,865	(21,155)

- Prior year-end fair value of equity awards granted prior to Covered Year that were forfeited in Covered Year	(131,545)	—

+ Vest date fair value of equity awards granted in Covered Year that vested in Covered Year	—	—

+ Includable dividend equivalents paid on equity awards during Covered Year	829	—

Total Added (deducted):	(669,764)	(538,699)

Non-PEO NEO Average Total Compensation Amount	$ 1,095,938	888,869
Non-PEO NEO Average Compensation Actually Paid Amount	$ 426,174	350,170
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
For each Covered Year, in determining both the CAP for our PEO and the average CAP for our Other NEOs for purp
oses of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2023 ($)	2022 ($)

For Wade Miquelon:

- Summary Compensation Table “Stock Awards” column value	(626,247)	(464,052)

- Summary Compensation Table “Option Awards” column value	(1,275,651)	(932,765)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	559,382	1,068,671

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	(1,225,097)	(983,292)

+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	324,286	(123,750)

- Prior year-end fair value of equity awards granted prior to Covered Year that were forfeited in Covered Year	—	—

+ Vest date fair value of equity awards granted in Covered Year that vested in Covered Year	—	—

+ Includable dividend equivalents paid on equity awards during Covered Year	3,895	—

Total Added (deducted):	(2,239,432)	(1,435,188)

For Other NEOs (Average):

- Summary Compensation Table “Stock Awards” column value	(193,875)	(116,553)

- Summary Compensation Table “Option Awards” column value	(340,494)	(234,291)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	136,281	268,421

+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	(216,825)	(435,121)

+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	75,865	(21,155)

- Prior year-end fair value of equity awards granted prior to Covered Year that were forfeited in Covered Year	(131,545)	—

+ Vest date fair value of equity awards granted in Covered Year that vested in Covered Year	—	—

+ Includable dividend equivalents paid on equity awards during Covered Year	829	—

Total Added (deducted):	(669,764)	(538,699)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List
The following
Tabular List provides what we believe represent the most important financial performance measures (including Credit Facility Adjusted EBITDA) we used to link CAP for our PEO and non-PEO
PVP NEOs for fiscal 2023 to our performance:

•	Credit Facility Adjusted EBITDA

Total Shareholder Return Amount	$ 32.47	84.03
Peer Group Total Shareholder Return Amount	89.98	88.7
Net Income (Loss)	$ (200,600,000)	$ 56,700,000
Company Selected Measure Amount	166,700,000	251,300,000
PEO Name	Wade Miquelon
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Credit Facility Adjusted EBITDA
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (626,247)	$ (464,052)
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,275,651)	(932,765)
PEO [Member] | Covered Yearend fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	559,382	1,068,671
PEO [Member] | Change in fair value from prior yearend to Covered Yearend of equity awards outstanding at Covered Yearend that were granted prior to Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,225,097)	(983,292)
PEO [Member] | Change in fair value from prior yearend to vest date in Covered Year of equity awards granted prior to Covered Year that vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	324,286	(123,750)
PEO [Member] | Includable dividend equivalents paid on equity awards during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,895
PEO [Member] | Total Added deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,239,432)	(1,435,188)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(193,875)	(116,553)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(340,494)	(234,291)
Non-PEO NEO [Member] | Covered Yearend fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	136,281	268,421
Non-PEO NEO [Member] | Change in fair value from prior yearend to Covered Yearend of equity awards outstanding at Covered Yearend that were granted prior to Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(216,825)	(435,121)
Non-PEO NEO [Member] | Change in fair value from prior yearend to vest date in Covered Year of equity awards granted prior to Covered Year that vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	75,865	(21,155)
Non-PEO NEO [Member] | Prior yearend fair value of equity awards granted prior to Covered Year that were forfeited in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(131,545)
Non-PEO NEO [Member] | Includable dividend equivalents paid on equity awards during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	829
Non-PEO NEO [Member] | Total Added deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (669,764)	$ (538,699)